Debt - Credit Facility - Additional Information (Details) $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Feb. 03, 2023 Options	Jun. 30, 2021	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) Agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2024 Instrument	Dec. 31, 2024	Dec. 31, 2024 Agreement	Jan. 31, 2024 Agreement	Dec. 31, 2023 USD ($)	Dec. 31, 2023 Instrument	Dec. 31, 2023 Agreement
Credit facilities
Outstanding balance				$ 373,600	$ 375,000					$ 375,000
Revolving Credit Facility
Credit facilities
Unsecured loan facility			$ 753,900	1,250,000	753,900
Number of extension options | Options	2
Extension option term	6 months
Extension fee (as a percent)	0.075%
Adjustment to floating rate	0.10%
Unamortized financing costs related to all debt				12,500	4,100					$ 6,000
Unsecured Credit Agreement
Credit facilities
Potential maximum amount of the revolving commitments and term loans				3,900,000	3,200,000
Interest Rate Swaps
Credit facilities
Current notional amounts				$ 373,600	375,000
Number of agreements				5		21		3	1		20	6
Fixed rate				4.986%			4.595%
New Unsecured Credit Facility | Revolving Credit Facility
Credit facilities
Eligible unencumbered assets (in dollars)				$ 11,200,000	10,600,000
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility
Credit facilities
Outstanding balance				$ 373,600	$ 375,000
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Minimum [Member]
Credit facilities
Credit spread (as a percent)	1.00%
Facility fee (as a percent)		0.15%
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Maximum [Member]
Credit facilities
Credit spread (as a percent)	1.45%
Facility fee (as a percent)		0.30%
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | SOFR
Credit facilities
Debt Instrument interest rate description	SOFR
Credit spread (as a percent)				1.10%	1.10%
Facility fee (as a percent)			0.20%		0.20%
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate
Credit facilities
Debt Instrument interest rate description		Base Rate
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate | Minimum [Member]
Credit facilities
Credit spread (as a percent)		0.00%
Amended Unsecured Revolving Credit Facility | Revolving Credit Facility | Base Rate | Maximum [Member]
Credit facilities
Credit spread (as a percent)		0.45%
Unsecured Term Loan
Credit facilities
Adjustment to floating rate	0.10%
Credit spread (as a percent)				1.20%	1.25%
Fixed rate							4.3469%
Unsecured Term Loan | Interest Rate Swaps
Credit facilities
Current notional amounts					$ 921,100
Unsecured Five Year Term Loan
Credit facilities
Adjustment to floating rate					0.10%
Unsecured Five Year Term Loan | Minimum [Member]
Credit facilities
Credit spread (as a percent)	1.10%			0.75%
Unsecured Five Year Term Loan | Maximum [Member]
Credit facilities
Credit spread (as a percent)	1.70%			1.60%